INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net inventories
Raw materials and consumables	$ 36.6	$ 45.0
Work in progress	44.6	48.7
Finished goods	1,142.1	1,005.9
Total	1,223.3	1,099.6
Inventory write-down	42.5	16.3	$ 15.9
Gross inventories
Net inventories
Total	1,263.5	1,129.0
Inventory provisions
Net inventories
Total	$ (40.2)	$ (29.4)